Risk and Capital Management - Summary of Risk-Weighted Assets of Market Risk (RWAMINT) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Market risk weighted assets	R$ 22,871	R$ 32,915
Fixed rate denominated in reais	30,286	31,076
Operations subject to commodity price variation	389	361
Operations subject to stock price variation	362	239
Operations subject to risk exposures in gold, foreign currency and foreign exchange variation	6,801	1,217
Internal credit grades [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market risk weighted assets	(7,568)
Fixed rate denominated in Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed rate denominated in reais	2,026	6,119
Foreign currency coupon [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed rate denominated in reais	19,633	17,153
Price index coupon [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed rate denominated in reais	8,627	7,804
RWAMPAD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market risk weighted assets	37,838	32,893
Minimum Market Risk Weighted Assets-Standard Aproach	30,270	26,314
RWAMINT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Market risk weighted assets	R$ 30,270	R$ 32,915